Investment Objectives and Goals	Dec. 31, 2025
Grayscale Artificial Intelligence Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	GRAYSCALE ARTIFICIAL INTELLIGENCE INFRASTRUCTURE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Grayscale Artificial Intelligence Infrastructure ETF (the “Fund”) seeks investment results that track the performance (before fees and expenses) of the VettaFi AI Infrastructure Index (the “Index”).

Grayscale Bitcoin Adopters ETF
Prospectus [Line Items]
Risk/Return [Heading]	GRAYSCALE BITCOIN ADOPTERS ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Grayscale Bitcoin Adopters ETF (the “Fund”) seeks investment results that track the performance (before fees and expenses) of the Indxx Bitcoin Adopters Index (the “Index”).
Grayscale Bitcoin Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	GRAYSCALE BITCOIN COVERED CALL ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Grayscale Bitcoin Covered Call ETF (the “Fund”) seeks to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to participate in the returns of Bitcoin through the use of options on Bitcoin exchange-traded products whose investment objectives are to, before fees and expenses, track the price performance of Bitcoin. The Bitcoin exchange-traded products include, but are not limited to, Grayscale Bitcoin Trust ETF (Ticker: GBTC) and Grayscale Bitcoin Mini Trust ETF (Ticker: BTC) (the “Bitcoin ETPs”). There can be no assurance that the Fund will achieve its investment objectives.
Grayscale Bitcoin Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	GRAYSCALE BITCOIN MINERS ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Grayscale Bitcoin Miners ETF (the “Fund”) seeks investment results that track the performance (before fees and expenses) of the Indxx Bitcoin Miners Index (the “Index”).
Grayscale Bitcoin Premium Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	GRAYSCALE BITCOIN PREMIUM INCOME ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Grayscale Bitcoin Premium Income ETF (the “Fund”) seeks to provide current income while maintaining prospects for capital appreciation through the use of options on Bitcoin exchange-traded products whose investment objectives are to, before fees and expenses, track the price performance of Bitcoin. The Bitcoin exchange-traded products include, but are not limited to, Grayscale Bitcoin Trust ETF (Ticker: GBTC) and Grayscale Bitcoin Mini Trust ETF (Ticker: BTC) (the “Bitcoin ETPs”). There can be no assurance that the Fund will achieve its investment objective.

Grayscale Ethereum Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	GRAYSCALE ETHEREUM COVERED CALL ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Grayscale Ethereum Covered Call ETF (the “Fund”) seeks to provide and deliver current income. The Fund seeks to provide exposure to the return of one or more exchange-traded products that provide exposure to Ether, including, but not limited to, Grayscale Ethereum Staking ETF (Ticker: ETHE) and Grayscale Ethereum Staking Mini ETF (Ticker: ETH) (the “Ethereum ETPs”). There can be no assurance that the Fund will achieve its investment objective.

Grayscale Ethereum Premium Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	GRAYSCALE ETHEREUM PREMIUM INCOME ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Grayscale Ethereum Premium Income ETF (the “Fund”) seeks to provide current income while also providing potential for capital appreciation. The Fund seeks to provide exposure to the return of one or more exchange-traded products that provide exposure to Ether, including, but not limited to, Grayscale Ethereum Staking ETF (Ticker: ETHE) and Grayscale Ethereum Staking Mini ETF (Ticker: ETH) (the “Ethereum ETPs”). There can be no assurance that the Fund will achieve its investment objective.